Offerings - Offering: 1	Aug. 11, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	161,665
Proposed Maximum Offering Price per Unit | $ / shares	0.45
Maximum Aggregate Offering Price	$ 72,749
Fee Rate	0.01531%
Amount of Registration Fee	$ 11.14
Offering Note	This Registration Statement on Form S-8 (this “Registration Statement”) covers the resale of shares of common stock, par value $0.001 per share (“Common Stock”), of Addentax Group Corp. (the “Registrant”) that were issued under the Addentax Group Corp. 2024 Equity Incentive Plan (the “Plan”). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover additional shares of Common Stock which may become issuable by reason of any stock split, stock dividend, recapitalization, or other similar transaction effected without consideration which results in the increase in the number of the Registrant’s outstanding shares of Common Stock.Represents 161,665 shares of Common Stocks that were issued under the Plan to the Selling Stockholders (as identified in the Reoffer Prospectus contained within this Registration Statement) prior to the filing of this Registration Statement. These shares are being offered for resale by the Selling Stockholders named in the Reoffer Prospectus included in and filed with this Registration Statement.Estimated for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the shares of Common Stock reported on Nasdaq on August 8, 2025, which was $0.45 per share.